Redeemable Convertible Preferred Stock	12 Months Ended
Dec. 31, 2020
Temporary Equity Disclosure [Abstract]
Redeemable Convertible Preferred Stock
13. Redeemable Convertible Preferred Stock
As of December 31, 2020, the Company has authorized 95,997,674 million shares of redeemable convertible preferred stock, designated in series, with the rights and preferences of each designated series to be determined by the Board of Directors.
The following table is a summary of the redeemable convertible preferred stock as of December 31, 2020 (in thousands, except for share data):

Series	Shares Authorized	Shares Issued and Outstanding	Aggregate Liquidation Value	Proceeds, Net of Issuance Costs	Issue Price per Share

Series Seed	4,987,477	4,987,477	$—	$—	$—
Series A	23,822,492	23,822,492	6,621	5,106	0.28
Series A-1	5,742,012	5,742,012	753	740	0.13
Series B	13,270,590	13,270,590	24,600	23,429	1.85
Series B-1	9,807,852	9,807,952	20,000	14,965	2.04
Series B-2	13,464,939	13,464,939	51,371	49,911	3.82
Series C	14,850,340	14,760,594	113,072	92,590	7.67
Series D	10,051,872	7,472,062	52,035	51,900	6.96

Total	95,997,674	93,328,118	$268,452	$238,641

The following table is a summary of the redeemable convertible preferred stock as of December 31, 2019 (in thousands, except for share data):

Series	Shares Authorized	Shares Issued and Outstanding	Aggregate Liquidation Value	Proceeds, Net of Issuance Costs	Issue Price per Share

Series Seed	4,987,477	4,987,477	$—	$—	$—
Series A	23,822,492	23,822,492	6,621	5,106	0.28
Series A-1	5,742,012	5,742,012	753	740	0.13
Series B	13,270,590	13,270,590	24,600	23,429	1.85
Series B-1	9,807,952	9,807,952	20,000	14,965	2.04
Series B-2	13,464,939	13,464,939	51,371	49,911	3.82
Series C	16,271,056	13,418,729	102,793	92,590	7.67

Total	87,366,518	84,514,191	206,138	186,741

Transactions Related to Redeemable Convertible Preferred Stock
Between March and June 2019, the Company closed transactions with a group of investors to issue 13,418,728 shares of Series C redeemable convertible preferred stock and received $92.6 million in net proceeds.
From March to July 2020, a group of investors purchased 7,472,062 shares of Series D redeemable convertible preferred stock and the Company received $51.9 million in net proceeds.
Warrants for Series C Preferred Stock
In March 2019, the Company issued warrants to purchase the Company’s Series C redeemable convertible preferred stock at an exercise price of $0.03 per warrant to purchasers of the Company’s Series C redeemable convertible preferred stock. The number of warrants to be issued was variable, based on the Company’s revenue for the year ended December 31, 2019, whereby the number of warrants to be issued increased as revenue decreased. The Company considered whether the embedded feature should be accounted for as a derivative and considered that the feature has an underlying notional amount, required no initial net investment, and required net settlement. The Company, therefore, concluded that the feature would be accounted for as a derivative liability and would be recorded at fair value, with the change in the fair value of the liability recorded within other income (expense), net on the consolidated statements of operations and comprehensive loss.

In February 2020, in accordance with the terms outlined in March 2019, the Company issued 1,341,865 Series C preferred stock warrants based on 2019 revenue. The fair market value of the Series C preferred stock warrants was estimated using the BSM option-pricing model, and at the issuance date, fair value of the liability was $10.0 million. The original liability was recorded as an issuance cost for the Series C redeemable convertible preferred stock, reducing the value of the Series C proceeds within mezzanine equity on the consolidated balance sheets. Subsequent adjustments to the fair value of the Series C preferred stock warrants were recorded within other income (expense), net on the consolidated statements of operations and comprehensive loss.
The holders of the Series C preferred stock warrants exercised all their warrants and purchased 1,341,865 shares of Series C redeemable convertible preferred stock from the Company in 2020 resulting in settlement of the Series C preferred stock warrant liability. The Company received less than $0.1 million in net proceeds. Upon exercise, the warrant liability at an estimated fair market value of $11.3 million was reclassified into redeemable convertible preferred stock on the consolidated balance sheet.
In November 2019, the Company issued 89,747 Series C preferred stock warrants to TPC in connection with the 2019 Capital Agreement. The fair value of the warrants was considered debt issuance cost and recorded within prepaid and other current assets on the consolidated balance sheet. On March 12, 2020, the Company sold Series D redeemable convertible preferred stock at an issuance price of $6.96, which triggered an adjustment to the TPC warrant terms per the original agreement, resulting in conversion of the previously issued 89,747 Series C preferred stock warrants into 98,723 Series D preferred stock warrants. Refer to Note 9 – Borrowing Arrangements for further discussion.
Rights, Preferences, and Privileges of the Redeemable Convertible Preferred Stock
Dividends
– The holders of the redeemable convertible preferred stock are entitled to receive noncumulative cash dividends in preference to any dividend on the common stock, at the rate of 8% of the applicable original issue price per annum, when and as declared by the Board of Directors. In the event that dividends are paid on any share of common stock, then, after payment of the preferential dividends, the Company will pay an additional dividend on all outstanding shares of redeemable convertible preferred stock in a per share amount equal to the amount paid or set aside for each share of common stock. No dividends on redeemable convertible preferred stock have been declared by the Board of Directors since inception.
Liquidation Preference –
In the event of a liquidation event, the holders of the redeemable convertible preferred stock are entitled to receive, in preference to the holders of the common stock, a per share amount equal to the greater of (1) the respective original issue price plus any declared but unpaid dividends or (2) the amount per share had all redeemable convertible preferred stock been converted into common stock (the “Liquidation Preference”). If the assets of the Company are insufficient to make payment in full to all holders of the convertible preferred stock, then the entire proceeds will be distributed ratably among the holders of redeemable convertible preferred stock in proportion to the full preferential amount above. After the payment of the Liquidation Preference, the remaining assets will be distributed ratably to the holders of common stock.

Conversion Rights –
Each share of redeemable convertible preferred stock is convertible into shares of Class A common stock, at any time, at the option of the holder. The conversion price is the original issue price (“Conversion Price”) and is subject to anti-dilution
adjustments as described below, none of which occurred as of December 31, 2020 or 2019.
The Conversion Price is subject to down-round protection via an anti-dilution adjustment to reduce dilution in the event that the Company issues additional common stock at a purchase price less than the Conversion Price. The Conversion Price is also subject to proportional adjustment for stock splits, stock dividends, and the like.
Additionally, the redeemable convertible preferred stock will be automatically converted into common stock at the then-applicable Conversion Price (i) in the event that the holders of the majority of the outstanding redeemable convertible preferred stock consent to such conversion or (ii) upon the closing of a firmly underwritten public offering of shares of common stock of the Company in which the gross cash proceeds are at least $30.0 million.
Voting Rights –
The holder of each share of redeemable convertible preferred stock has voting rights equal to the number of shares of Class A common stock into which it is convertible and votes together as a single class with the common stockholders. Each share of common stock is entitled to one vote. Series B preferred holders are entitled to elect one director, and all holders of redeemable convertible preferred stock together are entitled to elect one director. Class F common stockholders are entitled to elect up to two directors. Additionally, the holders of outstanding shares of Class A common stock and Class F common stock, and holders of redeemable convertible preferred stock, voting on an as-converted basis, are entitled to elect the remaining directors. Any board vacancies may be filled by a majority of the directors then in office, though less than a quorum, or by a sole remaining director, and the chosen director will serve until the next annual election and their successors are duly elected.
As long as shares of redeemable convertible preferred stock are outstanding, the Company must obtain approval from a majority of the holders of the then-outstanding shares of redeemable convertible preferred stock in order to alter or change the rights, preferences, and privileges of redeemable convertible preferred stock; change the authorized number of shares of redeemable convertible preferred stock and common stock; create a new class or series of shares having any rights, preferences, or privileges superior to or on parity with any outstanding shares of redeemable convertible preferred stock; declare or pay any distribution other than dividends payable solely in common stock; sell, lease, transfer, exclusively license, or otherwise dispose of all or substantially all of the Company’s assets; voluntarily dissolve or liquidate the Company; increase or decrease the authorized size of the Board of Directors; effect a redemption or repurchase of shares of redeemable convertible preferred stock or common stock; or create or hold capital stock in any subsidiary that is not wholly owned by the Company.
Contingent Redemption –
The holders of the preferred stock have no voluntary rights to redeem shares. A liquidation or winding-up
of the Company, a greater than 50% change in control, or a sale of substantially all its assets would constitute a redemption event. Although the preferred stock is not mandatorily or currently redeemable, a liquidation or winding-up
of the Company would constitute a redemption event outside its control. As such, the Company presents all shares of preferred stock within mezzanine equity on the consolidated balance sheets.